Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMERICAN GROWTH FUND INC
Prospectus Date	rr_ProspectusDate	Nov. 30, 2017
Supplement [Text Block]	agfi1_SupplementTextBlock

American Grown Fund, Inc.
American Growth Fund Series Two

Supplement dated May 21, 2018, to the Prospectus dated November 30, 2017

This Supplement replaces certain information contained in the Prospectus of American Growth Fund Series Two dated November 30, 2017.

Effective immediately, the table that follows the bar chart in the section titled "Risk/Return Bar Chart and Table" is deleted and replaced with the following:

Average annual total returns			Since Inception
for the periods ended	One Year	Five Year
December 31, 2016			(02/23/2011)
Class E Return before taxes*	-14.03%	3.00%	-0.32%

Class E Return after taxes on	-22.69%	0.57%	-2.32%
Distributions

Class E Return after taxes on
Distributions and Sale of Fund	-11.87%	2.20%	-0.45%
Shares

Standard and Poor's 500 Index	11.96%	14.66%	11.75%
(reflects no deduction for fees,
expenses, or taxes)

*Assumes redemption at end of time period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts; After-tax returns are shown for only Class E and after-tax returns for other Classes will vary.

AMERICAN GROWTH FUND Series Two
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	agfi1_SupplementTextBlock

American Grown Fund, Inc.
American Growth Fund Series Two

Supplement dated May 21, 2018, to the Prospectus dated November 30, 2017

This Supplement replaces certain information contained in the Prospectus of American Growth Fund Series Two dated November 30, 2017.

Effective immediately, the table that follows the bar chart in the section titled "Risk/Return Bar Chart and Table" is deleted and replaced with the following:

Average annual total returns			Since Inception
for the periods ended	One Year	Five Year
December 31, 2016			(02/23/2011)
Class E Return before taxes*	-14.03%	3.00%	-0.32%

Class E Return after taxes on	-22.69%	0.57%	-2.32%
Distributions

Class E Return after taxes on
Distributions and Sale of Fund	-11.87%	2.20%	-0.45%
Shares

Standard and Poor's 500 Index	11.96%	14.66%	11.75%
(reflects no deduction for fees,
expenses, or taxes)

*Assumes redemption at end of time period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts; After-tax returns are shown for only Class E and after-tax returns for other Classes will vary.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts;
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class E and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts; After-tax returns are shown for only Class E and after-tax returns for other Classes will vary.
AMERICAN GROWTH FUND Series Two | Class E
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(14.03%)	[1]
Five Year	rr_AverageAnnualReturnYear05	3.00%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.32%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2011	[1]
AMERICAN GROWTH FUND Series Two | Return after taxes on Distributions | Class E
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(22.69%)
Five Year	rr_AverageAnnualReturnYear05	0.57%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.32%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2011
AMERICAN GROWTH FUND Series Two | Return after taxes on Distributions and Sale of Fund Shares | Class E
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(11.87%)
Five Year	rr_AverageAnnualReturnYear05	2.20%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.45%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2011
AMERICAN GROWTH FUND Series Two | Standard and Poor’s 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.96%
Five Year	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	11.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2011

[1]	Assumes redemption at end of time period.